Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 92
Provided for the year	(26)	$ (52)	$ (87)
Ending balance	3	92
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5
Ending balance	0	5
Furniture and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	87
Ending balance	3	87
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	515	565
Additions		59
Disposals	(339)	(109)
Ending balance	176	515	565
Gross carrying amount [member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	124	135
Additions		36
Disposals	(36)	(47)
Ending balance	88	124	135
Gross carrying amount [member] | Furniture and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	391	430
Additions		23
Disposals	(303)	(62)
Ending balance	88	391	430
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(423)	(404)
Accumulated depreciation removal for disposals	276	37
Provided for the year	(26)	(56)
Ending balance	(173)	(423)	(404)
Accumulated depreciation and amortisation [member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(119)	(132)
Accumulated depreciation removal for disposals	36	29
Provided for the year	(5)	(16)
Ending balance	(88)	(119)	(132)
Accumulated depreciation and amortisation [member] | Furniture and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(304)	(272)
Accumulated depreciation removal for disposals	240	8
Provided for the year	(21)	(40)
Ending balance	$ (85)	$ (304)	$ (272)